UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended:  June 30, 2002
Check here if Amendment   [ x ]; Amendment number: [ 10 ]
This Amendment (Check only one): [ ] is a restatement. [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	The Southern Fiduciary Group Inc.
Address:  2325 Crestmoor Road, Suite 202
          P.O. Box 158947
          Nashville, Tennessee 37215
13F File Number:  28-2983
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    July 30, 2002
Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report
List of Other Managers Reporting for this Manager:
NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE
REPORT SUMMARY;
NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  50
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $125,249

LIST OF OTHER INCLUDED MANAGERS:
NONE




                         TITLE OF                   VALUE     SHARES/  SH/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           CLASS           CUSIP     (x$1000)   PRN AMT  PRN  DSCRETN  MNGERS    SOLE   SHARED   NONE
----------------------   -----          ----------  -------  --------  ---- -------  ------  -----------------------

Acuity Brnds Inc         COM             00508Y102     2078   114200    SH   SOLE   None       51200           63000
Allegheny Tech           COM             017415100      381    24130    SH   SOLE   None       13400           10730
Am Retirement Corp       COM             028913101     4289  1715500    SH   SOLE   None      565000         1150500
Bancorp South            COM             059692103      367    18168    SH   SOLE   None        7000           11168
Belo Corp Cl A           COM             080555105     4795   212093    SH   SOLE   None       73900          138193
Berkshire Hath Cl B      COM             084670207    15678     7018    SH   SOLE   None        2600            4418
Berry Petroleum 'A'      COM             085789105     4833   286845    SH   SOLE   None      119200          167645
Calif Coastl Comm        COM             129915104      112    22905    SH   SOLE   None       14200            8705
Coca-Cola Co             COM             191216100      595    10628    SH   SOLE   None        4300            6328
Correc Crp of Am         COM             22025Y100     2742   158472    SH   SOLE   None       93000           65472
Crawford & Co 'A'        COM             224633206       80    12990    SH   SOLE   None        5000            7990
Crawford & Co 'B'        COM             224633107      226    27921    SH   SOLE   None       13000           14921
Dynegy Inc               COM             26816Q10      1863   258800    SH   SOLE   None      165000           93800
Fairfax Financial Hldg   COM             303901102    11320   113200    SH   SOLE   None       61000           52200
General Electric         COM             369604103      215     7400    SH   SOLE   None        5100            2300
General Mtr Hughes Elec  COM             370442832     2125   204300    SH   SOLE   None       66000          138300
Gillette Co              COM             375766102      875    25838    SH   SOLE   None        9500           16338
Glatfelter               COM             377316104      258    13700    SH   SOLE   None        8500            5200
Greater China            COM             39167B102      134    13600    SH   SOLE   None        7800            5800
GTECH Holdings           COM             400518106     9574   374870    SH   SOLE   None      103000          271870
Hancock Fabrics          COM             409900107      188    10100    SH   SOLE   None        8300            1800
Hanson PLC               COM             411352305      713    20000    SH   SOLE   None        7700           12300
HCC Ins Hldgs            COM             404132102     4707   178640    SH   SOLE   None       68000          110640
HomeFed/Leucadia         COM             43739D208       16    17659    SH   SOLE   None        6700           10959
Intl Flavor & Fragrn     COM             459506101      978    30100    SH   SOLE   None       15200           14900
Japan Equity             COM             471057109      139    26000    SH   SOLE   None       19000            7000
Japan OTC Equity         COM             471091108       92    11500    SH   SOLE   None        7900            3600
LabOne                   COM             50540L105    21264   818175    SH   SOLE   None      422625          395550
Lee Enterprises          COM             523768109     1873    53528    SH   SOLE   None       21900           31628
Legacy Hotels            COM             524919107      743   135000    SH   SOLE   None       98500           36500
Leucadia Natl Corp       COM             527288104      659    20800    SH   SOLE   None        8000           12800
Liberty Media            COM             530718105      135    13500    SH   SOLE   None       10500            3000
Loews Corp               COM             540424108     1822    34380    SH   SOLE   None       13100           21280
McCormick & Co           COM             579780206      386    15000    SH   SOLE   None        7200            7800
Media General            COM             584404107      327     5446    SH   SOLE   None        1700            3746
Millea Holdings Inc      COM             60032R106      330     8100    SH   SOLE   None        5000            3100
Natl Health Investors    COM             63633D104     6749   421786    SH   SOLE   None      136000          285786
Natl Health Realty       COM             635905102      606    32397    SH   SOLE   None       12700           19697
Natl Healthcare Corp     COM             635906100      660    31082    SH   SOLE   None       11800           19282
Philip Morris Cos        COM             718154107     7654   175223    SH   SOLE   None       77000           98223
Ryerson Tull Inc         COM             783755101     1059    91093    SH   SOLE   None       33700           57393
Scripps E W Co Cl A      COM             811039106     1739    22582    SH   SOLE   None        8600           13982
Syntroleum Corp          COM             871630109     2438   846425    SH   SOLE   None      320000          526425
Tidewater Inc            COM             886423102     2328    70731    SH   SOLE   None       27000           43731
Trustmark Corp           COM             898402102      316    12364    SH   SOLE   None        4000            8364
Vulcan Materials         COM             929160109      807    18428    SH   SOLE   None        7200           11228
Wal-Mart Stores          COM             931142103      726    13200    SH   SOLE   None        4900            8300
Washington Post 'B'      COM             939640108      474      869    SH   SOLE   None         300             569
Wesco Financial          COM             950817106      758     2513    SH   SOLE   None         900            1613
White Mountain Insur     COM             964126106     2023     6392    SH   SOLE   None        2500            3892

TOTAL                                                125249